Matthews Emerging Markets Equity Fund Expense Example - Matthews Emerging Markets Equity Fund	Dec. 31, 2025 USD ($)
Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 111
Expense Example, with Redemption, 3 Years	387
Expense Example, with Redemption, 5 Years	684
Expense Example, with Redemption, 10 Years	1,529
Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	343
Expense Example, with Redemption, 5 Years	613
Expense Example, with Redemption, 10 Years	$ 1,386